Share capital and additional paid-in capital (Details Narrative) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2010
Disclosure of classes of share capital [line items]
Common stock, shares authorized			1,000,000,000
Common stock, par value			¥ 0.00005
Common stock, shares issued	862,148		20,000
Ordinary shares [Member] | March 1, 2018 [Member]
Disclosure of classes of share capital [line items]
Common stock, shares authorized		2,000,000,000
Common stock, par value		¥ 0.00005
Common stock, shares issued		1,000,000,000
Common stock, value		¥ 50
Additional number of shares		0